Summary of Notional and Fair Value Position of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Assets		$ 237,250	$ 410,500
Notional Liabilities		234,375	419,225
Gross Fair Value, Assets		39,397	34,248
Gross Fair Value, Liabilities		(18,352)	(15,158)
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Assets			16,913
Gross Fair Value, Liabilities			(141)
Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	53,517	77,212
Gross Fair Value, Liabilities	[1]	(4,557)	(6,724)
Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	9,939	11,064
Gross Fair Value, Liabilities	[1]	(113)	(111)
Contractholder funds | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[2]	1,095,253	1,281,993
Gross Fair Value, Liabilities	[2]	(57,531)	(55,871)
Contractholder funds | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities		531,800	460,261
Gross Fair Value, Liabilities		$ (29,911)	$ (23,803)

[1]	These amounts are fully ceded in accordance with the Company's reinsurance agreements. The corresponding receivables have been excluded from the table above.
[2]	Notional amount represents account value of equity indexed contracts